Investment Objectives and Goals - Retail [Member]	Aug. 20, 2026
Thornburg Investment Income Builder Fund
Prospectus [Line Items]
Risk/Return [Heading]	Investment Income Builder Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis.

Objective, Secondary [Text Block]	The Fund’s secondary investment goal is long-term capital appreciation.
Thornburg Summit Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summit Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks to grow real wealth over time.